UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 19, 2022 to February 17, 2022

Commission File Number of issuing entity:  333-227446-14

Central Index Key Number of issuing entity:  0001856967

Morgan Stanley Capital I Trust 2021-L5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227446

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

35-7287128
38-4169358
38-4169359
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-3-1			X
A-3-2			X
A-3-X1			X
A-3-X2			X
A-4			X
A-4-1			X
A-4-2			X
A-4-X1			X
A-4-X2			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 17, 2022 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2021-L5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Starwood Mortgage Capital LLC, KeyBank National Association, Morgan Stanley Mortgage Capital Holdings LLC, Argentic Real Estate Finance LLC, and Barclays Capital Real Estate Inc. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2021-L5 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 19, 2022 to February 17, 2022.

Starwood Mortgage Capital LLC filed its most recent Form ABS-15G on January 19, 2022. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

KeyBank National Association filed its most recent Form ABS-15G on February 2, 2022. The CIK number for KeyBank National Association is 0001089877.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 14, 2022. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on February 8, 2022. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Barclays Capital Real Estate Inc. filed its most recent Form ABS-15G on February 10, 2022. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 3, 2022 under Commission File No. 333-227446-14 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 3, 2022 under Commission File No. 333-227446-14 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

On January 31, 2022, an affiliate of Starwood Mortgage Capital LLC (a sponsor of the securitization, the “Starwood Sponsor”) and a wholly-owned subsidiary of Starwood Property Trust, Inc. (“SPT”)) sold (i) the securities set forth on Schedule A-1 (such securities, the “Wholly- Owned Securities”), and (ii) an ownership interest in the entity that owns the securities set forth on Schedule A-2 (such securities, the “Majority-Owned Affiliate Securities” and, together with the Wholly-Owned Securities, the “Transferred Securities”), to another affiliate of the Starwood Sponsor. Immediately before the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held (i) direct ownership of 100% of the Wholly-Owned Securities, and (ii) indirect ownership of 60% of the Majority-Owned Affiliate Securities. Immediately after the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held indirect ownership of 51% of the Wholly-Owned Securities and approximately 30.6% of the Majority-Owned Affiliate Securities. Both before and after the sale described above, the Starwood Sponsor and its whollyowned affiliates also collectively owned 100% of the securities set forth on Schedule B (the “Non- Transferred Securities”). An affiliate of SPT (in which SPT owns at least a majority interest) owns the Transferred Securities and the Non-Transferred Securities. For these purposes, a “whollyowned affiliate” means an affiliate of the Starwood Sponsor that is also wholly-owned by SPT.

The Majority-Owned Affiliate Securities are subject to the risk retention obligations imposed on the Starwood Sponsor under the final rule promulgated to implement the credit risk retention requirements under Section 15G of the Securities Exchange Act of 1934, as added by Section 941 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (79 F.R. 77601; pages 77740-77766) (the “Risk Retention Rule”). The Starwood Sponsor affiliate that purchased the ownership interest in the entity that owns the Majority-Owned Affiliate Securities is a “majority-owned affiliate” (as defined in the Risk Retention Rule) of the Starwood Sponsor.

The Starwood Sponsor and its wholly-owned affiliates collectively continue to own the same interest in the “eligible vertical interest” (as defined in the Risk Retention Rule) in this securitization acquired by them upon the original issuance of the Certificates, as described in the prospectus for the initial offering of the registered Certificates.

Securitization: MSC 2021-L5

Starwood Sponsor: Starwood Mortgage Capital LLC

Schedule A
Class	Original Face Amount ($)

SCHEDULE A-1:
F	11,144,400.00
G	4,692,600.00
SCHEDULE A-2:

H-RR	29,328,361.00

Schedule B
Class	Original Face Amount ($)

X-F	11,144,400.00
X-G	4,692,600.00

Item 9. Other Information.

KeyBank National Association, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2021-L5, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	01/18/2022	$0.00
Current Distribution Date	02/17/2022	$0.00

REO Account
Prior Distribution Date	01/18/2022	$0.00
Current Distribution Date	02/17/2022	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2021-L5, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	01/18/2022	$90,885.01
Current Distribution Date	02/17/2022	$174,151.03

Interest Reserve Account
Prior Distribution Date	01/18/2022	$83,877.65
Current Distribution Date	02/17/2022	$167,744.53

Gain-on-Sale Reserve Account
Prior Distribution Date	01/18/2022	$0.00
Current Distribution Date	02/17/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2021-L5, relating to the February 17, 2022 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 3, 2022 under Commission File No. 333-227446-14 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 3, 2022 under Commission File No. 333-227446-14 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: March 1, 2022